Shareholder Report, Holdings (Details) - C000129549	Jul. 31, 2024
46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
46137V258 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
85207K107 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	8.40%
81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
33734K109 | First Trust Large Cap Core AlphaDEX Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
ESU4C5800_20240923_S_GSFuture Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
85207K107Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.40%
33734K109Equity
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	91.50%